Financial Instruments - Summary of Assets and Liabilities Measured at Fair Value by Level within Fair Value Hierarchy (Detail) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets and liability [line items]
Environmental trust funds		$ 69.5	$ 60.8	[1]	$ 55.5	$ 55.5
Trade receivables from provisional copper sales		23.6	15.3	[1]
Redeemable preference shares		95.5	132.9	[1]
Derivative financial assets		11.7	9.3
Borrowings		1,845.8	1,906.8	[1]		$ 1,782.4	[1]
Environmental trust funds [member]
Disclosure of fair value measurement of assets and liability [line items]
Environmental trust funds		7.2	6.5	[1]
Financial assets at amortised cost, class [member]
Disclosure of fair value measurement of assets and liability [line items]
Environmental trust funds		62.3	54.3	[1]
Borrowings		1,952.4	1,897.0	[1]
Investments - listed [member]
Disclosure of fair value measurement of assets and liability [line items]
Investments		47.9	93.0	[1]
Investments - unlisted [member]
Disclosure of fair value measurement of assets and liability [line items]
Investments	[1]		0.1
Trade receivables from provisional copper concentrate sales [member]
Disclosure of fair value measurement of assets and liability [line items]
Trade receivables from provisional copper sales		22.8	15.3	[1]
Warrants [member]
Disclosure of fair value measurement of assets and liability [line items]
Derivative financial assets		11.7	9.3	[1]
Oil derivative contracts [member]
Disclosure of fair value measurement of assets and liability [line items]
Derivative financial assets		1.1	4.7	[1]
Copper derivative contracts [member]
Disclosure of fair value measurement of assets and liability [line items]
Derivative financial assets	[1]		1.2
Gold derivative contracts [member]
Disclosure of fair value measurement of assets and liability [line items]
Derivative financial assets	[1]		2.4
Derivative financial liabilities		127.3	13.9	[1]
Foreign exchange derivatives [member]
Disclosure of fair value measurement of assets and liability [line items]
Derivative financial liabilities		0.3	8.7	[1]
Level 1 [member] | Financial assets at amortised cost, class [member]
Disclosure of fair value measurement of assets and liability [line items]
Borrowings		1,700.4	839.6	[1]
Level 1 [member] | Investments - listed [member]
Disclosure of fair value measurement of assets and liability [line items]
Investments		47.9	93.0	[1]
Level 2 [member] | Environmental trust funds [member]
Disclosure of fair value measurement of assets and liability [line items]
Environmental trust funds		7.2	6.5	[1]
Level 2 [member] | Financial assets at amortised cost, class [member]
Disclosure of fair value measurement of assets and liability [line items]
Environmental trust funds		62.3	54.3	[1]
Level 2 [member] | Trade receivables from provisional copper concentrate sales [member]
Disclosure of fair value measurement of assets and liability [line items]
Trade receivables from provisional copper sales		22.8	15.3	[1]
Level 2 [member] | Warrants [member]
Disclosure of fair value measurement of assets and liability [line items]
Derivative financial assets		11.7	9.3	[1]
Level 2 [member] | Oil derivative contracts [member]
Disclosure of fair value measurement of assets and liability [line items]
Derivative financial assets		1.1	4.7	[1]
Level 2 [member] | Copper derivative contracts [member]
Disclosure of fair value measurement of assets and liability [line items]
Derivative financial assets	[1]		1.2
Level 2 [member] | Gold derivative contracts [member]
Disclosure of fair value measurement of assets and liability [line items]
Derivative financial assets	[1]		2.4
Derivative financial liabilities		127.3	13.9	[1]
Level 2 [member] | Foreign exchange derivatives [member]
Disclosure of fair value measurement of assets and liability [line items]
Derivative financial liabilities		0.3	8.7	[1]
Level 3 [Member]
Disclosure of fair value measurement of assets and liability [line items]
Redeemable preference shares		95.5	132.9	[1]
Level 3 [Member] | Financial assets at amortised cost, class [member]
Disclosure of fair value measurement of assets and liability [line items]
Borrowings		$ 252.0	1,057.4	[1]
Level 3 [Member] | Investments - unlisted [member]
Disclosure of fair value measurement of assets and liability [line items]
Investments	[1]		$ 0.1

[1]	Refer note 42.